Schedule I - Condensed Financial Information Of Parent (Schedule Of Condensed Statement Of Cash Flows) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Net income	$ 858		$ 1,113		$ 1,234
Deferred income taxes and tax credits, net	544		756		809
Net cash provided by operating activities	3,739		3,206		3,039
Other	(113)		(70)		19
Net cash used in investing activities	(3,986)		(3,857)		(3,336)
Borrowings under revolving credit facilities	358		490		300
Repayments under revolving credit facilities	(358)		(490)		(300)
Proceeds from issuance of long-term debt, net of discount and issuance costs of $2 in 2009	792		1,327		1,730
Common stock issued	662		303		219
Common stock dividends paid	(704)		(662)		(590)
Other	41		(88)		(17)
Net cash provided by financing activities	469		415		605
Net change in cash and cash equivalents	222		(236)		308
Cash and cash equivalents at January 1	291		527		219
Cash and cash equivalents at December 31	513		291		527
Proceeds from issuance of long-term debt, net of premium, discount, and issuance costs	8		23		29
PG&E Corporation [Member]
Net income	844		1,099		1,220
Depreciation and amortization	36		38		20
Equity in earnings of subsidiaries	(852)		(1,105)		(1,231)
Deferred income taxes and tax credits, net	(26)		19
Noncurrent income taxes receivable/payable	(47)		34		(9)
Current income taxes receivable/payable	49		(1)		148
Other	(80)		(50)		(13)
Net cash provided by operating activities	(76)		34		135
Investment in subsidiaries	(759)		(347)		(721)
Dividends received from subsidiaries	716	[1]	716	[1]	624	[1]
Proceeds from tax equity investments	129		7
Other			(4)		10
Net cash used in investing activities	86		372		(87)
Borrowings under revolving credit facilities	150		90
Repayments under revolving credit facilities	(150)		(90)
Proceeds from issuance of long-term debt, net of discount and issuance costs of $2 in 2009					348
Common stock issued	662		303		219
Common stock dividends paid	(704)	[2]	(662)	[2]	(590)	[2]
Other	1				1
Net cash provided by financing activities	(41)		(359)		(22)
Net change in cash and cash equivalents	(31)		47		26
Cash and cash equivalents at January 1	240		193		167
Cash and cash equivalents at December 31	209		240		193
Proceeds from issuance of long-term debt, net of premium, discount, and issuance costs					$ 2

[1]	Because of its nature as a holding company, PG&E Corporation classifies dividends received from subsidiaries as an investing cash flow.
[2]	On January 15, April 15, July 15, October 15, 2011, PG&E Corporation paid quarterly common stock dividends of $0.455 per share.